Segment report - Performance chemicals Segment (Details) R in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2019 kT	Sep. 30, 2019 kT	Jun. 30, 2019 kT	Dec. 31, 2019 ZAR (R) kT	Dec. 31, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R)
Disclosure of operating segments
EBIT				R 9,853.0	R 20,791.0	R 9,697.0
Lake Charles Chemicals Project (LCCP)
Disclosure of operating segments
EBIT				R (2,800.0)
Performance Chemicals
Disclosure of operating segments
Increase (decrease) in external sales volume (as a percent)				6.00%
Increase (decrease) in EBIT (as a percent)				(64.00%)
EBIT				R 1,294.0	R 3,599.0	R (7,040.0)
Performance Chemicals | Lake Charles Chemicals Project (LCCP)
Disclosure of operating segments
EBIT				R 1.6
Performance Chemicals | EO/EG value chain
Disclosure of operating segments
Realised sales volume | kT	74	70	37	144
Performance Chemicals | Projects excluding LCCP project
Disclosure of operating segments
Increase (decrease) in external sales volume (as a percent)				(5.00%)
Performance Chemicals | Organics
Disclosure of operating segments
Increase (decrease) in external sales volume (as a percent)				(3.00%)